EQUITY - Reconciliation of Transactions Under ATM Agreement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Net proceeds	$ 0	$ 18,020,000	$ 27,399,999	$ 4,197,622
ATM Agreement
Class of Stock [Line Items]
Issuance of common stock (in shares)			9,220,123	5,747,608
Gross proceeds			$ 27,399,999	$ 4,197,621
Cash fees			(1,064,498)	(130,070)
Net proceeds			$ 26,335,501	$ 4,067,551
Average gross proceeds per share (in dollars per share)			$ 2.97	$ 0.73